Note 12 - Subsequent Events (Details Textual) - USD ($)		1 Months Ended				2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 11, 2021	Aug. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Jul. 31, 2020	Feb. 28, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer, Including Assessed Tax							$ 30,414	$ 415,458	$ 220,539	$ 1,572,037	$ 1,823,658	$ 1,175,896
Stock Issued During Period, Shares, Warrants Exercised (in shares)											36,902
Proceeds from Warrant Exercises		$ 230,000	$ 3,174,156						$ 3,404,156	$ 0	$ 2,500	$ 0
Stock Issued During Period, Shares, New Issues (in shares)	1,644,000
Shares Issued, Price Per Share (in dollars per share)	$ 6.25
Proceeds from Issuance of Common Stock	$ 9,400,000
Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues (in shares)	204,000
Series I Warrants [Member]
Stock Issued During Period, Shares, Warrants Exercised (in shares)					29,755
Subsequent Event [Member]
Proceeds from Warrant Exercises						$ 3,174,156
Stock Issued During Period, Shares, New Issues (in shares)	1,644,000
Shares Issued, Price Per Share (in dollars per share)	$ 6.25
Proceeds from Issuance of Common Stock	$ 9,400,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Stock Issued During Period, Shares, New Issues (in shares)	204,000
Subsequent Event [Member] | Series I Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)						62,626
Subsequent Event [Member] | Pre-Funded Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)						126,042
Subsequent Event [Member] | Unit Warrants [Member]
Class of Warrant or Right, Exercised During Period (in shares)						690,034
Subsequent Event [Member] | Common Stock Warrants [Member]
Stock Issued During Period, Shares, Warrants Exercised (in shares)						835,900
SBIR Grant [Member] | Subsequent Event [Member]
Revenue from Contract with Customer, Including Assessed Tax				$ 299,927